UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Massachusetts Institute of Technology
Address: 238 Main Street, Suite 200
	 Cambridge, MA 02142-1012

Form 13F File Number: 28-1002

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it isunderstood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Seth Alexander
Title: President MITIMco
Phone: 617-253-4900

Signature, Place, and Date of Signing:

Seth Alexander	Cambridge, Massachusetts	June 10, 2011
[Signature] 	[City, State] 			[Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 37
Form 13F Information Table Value Total: 14795
					(thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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F0RM13F INFORMATION TABLE

                                TITLE OF               VALUE    SHRS/    SH/    PUT/  INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                  CLASS   CUSIP          (X$1000) PRN AMT  PRN    CALL  DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------      ------- ----------     -------  -------  ------ ----  ---------  --------- -----  ------ -------
ACCENTURE LTD BERMUDA          	COM 	G1150G111      270	7300	 SH 	      SOLE 	   	   7300
ACE LTD                        	COM 	G0070K103      242	4000	 SH 	      SOLE 	   	   4000
ALNYLAM PHARMACEUTICALS INC    	COM 	02043Q107      415	19406	 SH 	      SOLE 	   	   19406
AMERICAN SUPERCONDUCTOR CORP   	COM 	030111108      755	76957	 SH 	      SOLE 	   	   76957
AMGEN INC                      	COM 	031162100      296	4325	 SH 	      SOLE 	   	   4325
BANK AMER CORP                 	COM 	060505104      486	9110	 SH 	      SOLE 	   	   9110
BOEING CO                      	COM 	097023105      275	3100	 SH 	      SOLE 	   	   3100
CBS CORP CLASS B               	COM 	124857202      274	8800	 SH 	      SOLE 	   	   8800
CHEVRON CORP                   	COM 	166764100      228	3100	 SH 	      SOLE 	   	   3100
CISCO SYS INC                  	COM 	17275R102      365	13350	 SH 	      SOLE 	   	   13350
CITIGROUP INC                  	COM 	172967101      451	8100	 SH 	      SOLE 	   	   8100
COMPANHIA VALE DO RIO DOCE     	ADR 	204412209      277	9300	 SH 	      SOLE 	   	   9300
CONOCOPHILLIPS                 	COM 	20825C104      238	3300	 SH 	      SOLE 	   	   3300
CORNING INC                    	COM 	219350105      193	10300	 SH 	      SOLE 	   	   10300
EMC CORP                       	COM 	268648102      300	22700	 SH 	      SOLE 	   	   22700
EXXON MOBIL CORP               	COM 	30231G102      315	4115	 SH 	      SOLE 	   	   4115
FLUOR CORP NEW                 	COM 	343412102      212	2600	 SH 	      SOLE 	   	   2600
GENERAL ELEC CO                	COM 	369604103      594	15950	 SH 	      SOLE 	   	   15950
GOOGLE INC                     	COM 	38259P508      437	950	 SH 	      SOLE 	   	   950
HALLIBURTON CO                 	COM 	406216101      210	6750	 SH 	      SOLE 	   	   6750
MEDTRONIC INC                  	COM 	585055106      391	7300	 SH 	      SOLE 	   	   7300
MERRILL LYNCH + CO INC         	COM 	590188108      298	3200	 SH 	      SOLE 	   	   3200
METABOLIX INC                  	COM 	591018809      2035	107434	 SH 	      SOLE 	   	   107434
MICROSOFT CORP                 	COM 	594918104      420	14075	 SH 	      SOLE 	   	   14075
NIKE INC                       	COM 	654106103      208	2100	 SH 	      SOLE 	   	   2100
PEPSICO INC                    	COM 	713448108      267	4275	 SH 	      SOLE 	   	   4275
PROCTER AND GAMBLE CO          	COM 	742718109      256	3986	 SH 	      SOLE 	   	   3986
SANOFI AVENTIS                 	ADR 	80105N105      212	4600	 SH 	      SOLE 	   	   4600
SCHERING PLOUGH CORP           	COM 	806605101      277	11700	 SH 	      SOLE 	   	   11700
STATE STREET CORPORATION       	COM 	857477103      234	3470	 SH 	      SOLE 	   	   3470
STRATEGIC HOTELS + RESORTS INC 	COM 	86272T106      1402	70520	 SH 	      SOLE 	   	   70520
SYMMETRY MED INC               	COM 	871546206      396	28655	 SH 	      SOLE 	   	   28655
TEXTRON INC                    	COM 	883203101      750	8000	 SH 	      SOLE 	   	   8000
UBS AG                         	COM 	H89231338      297	4920	 SH 	      SOLE 	   	   4920
UNITED TECHNOLOGIES CORP       	COM 	913017109      209	3350	 SH 	      SOLE 	   	   3350
VIACOM INC NEW                 	COM 	92553P201      296	7212	 SH 	      SOLE 	   	   7212
ZANETT INC                     	COM 	98906R109      14	10000	 SH 	      SOLE 	   	   10000

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